Supplement to the

Fidelity® Diversified International Fund (FDIVX), Fidelity Global Equity Income Fund (FGILX),
Fidelity International Capital Appreciation Fund (FIVFX), Fidelity International Discovery Fund (FIGRX), Fidelity International Growth Fund (FIGFX), Fidelity International Value Fund (FIVLX), Fidelity Overseas Fund (FOSFX), Fidelity Total International Equity Fund (FTIEX), and Fidelity Worldwide Fund (FWWFX)

Fidelity Diversified International Fund is a Class of shares of Fidelity Diversified International Fund; Fidelity International Discovery Fund is a Class of shares of Fidelity International Discovery Fund; Fidelity International Growth Fund is a Class of shares of Fidelity International Growth Fund; Fidelity International Value Fund is a Class of shares of Fidelity International Value Fund; Fidelity Overseas Fund is a Class of shares of Fidelity Overseas Fund; Fidelity Total International Equity Fund is a Class of shares of Fidelity Total International Equity Fund; and Fidelity Worldwide Fund is a Class of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Diversified International Fund, Fidelity International Discovery Fund, Fidelity Overseas Fund and Fidelity Worldwide Fund from 0.4500% to 0.4240%.

Sammy Simnegar has replaced Ashish Swarup as the co-manager of Fidelity Total International Equity Fund.

The following information replaces similar information found in the "Management Contracts" section on page 61.

Sub-Adviser - FMRC. On behalf of Fidelity Diversified International Fund, Fidelity Global Equity Income Fund, Fidelity International Capital Appreciation Fund, Fidelity International Growth Fund, Fidelity International Value Fund, and Fidelity Total International Equity Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Fidelity Worldwide Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of Fidelity International Discovery Fund and Fidelity Overseas Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section on page 61.

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity International Discovery Fund and Fidelity Overseas Fund, and certain types of investments for Fidelity Worldwide Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 61.

Sammy Simnegar is co-manager of Fidelity Total International Equity Fund and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Total International Equity Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Foreign Large Growth, Foreign Large Value, Foreign Large Blend, Foreign Small/Mid-Cap Growth, Foreign Small/Mid-Cap Value, and Foreign Small/Mid-Cap Blend Categories. An additional portion of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Markets Investible Market Index, and the pre-tax investment performance of the portion of the fund's assets he manages (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

IBDB-14-02  August 8, 2014
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The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Simnegar as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,241	none	$ 12
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,580	none	none

* Includes assets of Fidelity Total International Equity Fund managed by Mr. Simnegar ($373 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2014, the dollar range of shares of Fidelity Total International Equity Fund beneficially owned by Mr. Simnegar was none.

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Emerging Markets Discovery Fund	FEDAX	FEDTX	--	FEDGX	FEDIX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Japan Fund	FPJAX	FJPTX	FJPBX	FJPCX	FJPIX
Fidelity Advisor Latin America Fund	FLFAX	FLFTX	FLFBX	FLFCX	FLFIX
Fidelity Advisor Total Emerging Markets Fund	FTEDX	FTEHX	--	FTEFX	FTEJX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Emerging Markets Discovery Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Markets Discovery Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Japan Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Japan Fund; Fidelity Advisor Latin America Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Latin America Fund; Fidelity Advisor Total Emerging Markets Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Total Emerging Markets Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity International Discovery Fund and Fidelity Worldwide Fund from 0.4500% to 0.4240%.

Dale Nicholls, Nicholas Price, and Colin Stone no longer serve as co-managers of Fidelity International Small Cap Fund. Sam Chamovitz serves as portfolio manager of Fidelity International Small Cap Fund.

Kirk Neureiter has replaced Rie Shigekawa as the portfolio manager of Fidelity Japan Fund.

A special meeting of Fidelity International Small Cap Fund shareholders was held on March 18, 2014. Shareholders approved a new management contract that will change the performance adjustment index. This change will take effect on April 1, 2014.

Ashish Swarup no longer serves as portfolio manager of Fidelity Emerging Markets Discovery Fund. Doug Chow, Tim Gannon, Jim Hayes, Per Johansson, Greg Lee, and Sam Polyak serve as co-managers of Fidelity Emerging Markets Discovery Fund.

ACOM10AB-14-05  August 8, 2014
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Sammy Simnegar has replaced Ashish Swarup as the co-manager of Fidelity Total International Equity Fund.

Effective April 1, 2014, the following information replaces the similar information under "Computing the Performance Adjustment" in the "Management Contracts" section on page 67.

Computing the Performance Adjustment. The basic fee for each of Fidelity Canada Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the S&P®/TSX Composite Index for Fidelity Canada Fund, the MSCI EAFE Index for Fidelity International Discovery Fund, the MSCI EAFE Growth Index for Fidelity International Growth Fund, a blend of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index for Fidelity International Small Cap Fund, the MSCI EAFE Small Cap Index for Fidelity International Small Cap Opportunities Fund, the MSCI EAFE Value Index for Fidelity International Value Fund, the TOPIX for Fidelity Japan Fund, the MSCI ACWI ex USA Index for Fidelity Total International Equity Fund, or the MSCI World Index for Fidelity Worldwide Fund. The performance period consists of the most recent month plus the previous 35 months.

For the period prior to April 1, 2014, Fidelity International Small Cap Fund compares its performance to the MSCI EAFE Small Cap Index (Prior Index). For the period beginning April 1, 2014, Fidelity International Small Cap Fund compares its performance to MSCI ACWI ex U.S. Small Cap Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Fidelity International Small Cap Fund's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Management Contracts" section on page 68.

The record of the S&P/TSX Composite Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Canada Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the S&P/TSX Composite Index. The record of the MSCI EAFE Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Discovery Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Index. The record of the MSCI EAFE Growth Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Growth Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Growth Index. The records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index for Fidelity International Small Cap Fund are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the indexes. Because the adjustment to the basic fee is based on Fidelity International Small Cap Fund's performance compared to the blended investment records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the indexes. The record of the MSCI EAFE Small Cap Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Small Cap Opportunities Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Small Cap Index. The record of the MSCI EAFE Value Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Value Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Value Index. The record of the TOPIX is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Japan Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the TOPIX. The record of the MSCI ACWI ex USA Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Total International Equity Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI ACWI ex USA Index. The record of the MSCI World Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Worldwide Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI World Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for each of the MSCI EAFE Index, the MSCI EAFE Growth Index, the MSCI EAFE Value Index, the MSCI EAFE Small Cap Index, the MSCI World Index, and the MSCI ACWI ex USA Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. The index returns for the MSCI ACWI ex U.S. Small Cap Index, for periods after March 31, 2014, are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

The following information replaces similar information found in the "Management Contracts" section on page 70.

Sub-Adviser - FMRC. On behalf of Fidelity Japan Fund, Fidelity International Growth Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, and Fidelity Total International Equity Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Fidelity Canada Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for each fund. On behalf of Fidelity China Region Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity International Discovery Fund, Fidelity International Small Cap Fund, and Fidelity Latin America Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section on page 70.

Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund. Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity International Discovery Fund, and Fidelity Latin America Fund. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity International Small Cap Fund. Currently, FMR H.K. and FMR U.K. each have day-to-day responsibility for choosing certain types of investments for Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for Fidelity Canada Fund and Fidelity Worldwide Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 70.

The following table provides information relating to other accounts managed by Mr. Hogan as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,822	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,662	none	none

* Includes Fidelity Canada Fund ($2,290 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of Fidelity Canada Fund beneficially owned by Mr. Hogan was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 70.

Jim Hayes is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Per Johansson is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Greg Lee is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Sam Polyak is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Emerging Markets Discovery Fund is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets SMID Cap Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Manager	Benchmark Index(es)
Jim Hayes	MSCI Emerging Market Small Mid Cap Financials Index; MSCI Emerging Market Small Mid Cap Telecom Services Index; and MSCI Emerging Market Small Mid Cap Utilities Index
Per Johansson	MSCI Emerging Market Small Mid Cap Energy Index
Greg Lee	MSCI Emerging Market Small Mid Cap Industrials Index
Sam Polyak	MSCI Emerging Market Small Mid Cap Consumer Discretionary Index; MSCI Emerging Market Small Mid Cap Consumer Staples Index; and MSCI Emerging Market Small Mid Cap Materials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Hayes as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,520	$ 124	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Hayes ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Mr. Johansson as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,749	$ 38	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Johansson ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Johansson was none.

The following table provides information relating to other accounts managed by Mr. Lee as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 685	$ 24	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Lee ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Polyak as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,455	$ 95	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Polyak ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Polyak was $10,001 - $50,000.

Doug Chow and Tim Gannon are research analysts and co-managers of Fidelity Emerging Markets Discovery Fund and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2014, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, and within a defined peer group assigned to each fund or account, if applicable, (ii) the pre-tax investment performance of his recommendations measured against a benchmark index corresponding to his assignment universe and against a broadly diversified emerging markets index, and (iii) the investment performance of other FMR international funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of each portfolio manager's bonus that is linked to the investment performance of Emerging Markets Discovery is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets SMID Cap Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. Another component of Mr. Chow's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Market Small Mid Cap Information Technology Index. Another component of Mr. Gannon's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Market Small Mid Cap Health Care Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. His base pay and bonus opportunity tend to increase with his level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Chow as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,723	$ 61	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Chow ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Chow was none.

The following table provides information relating to other accounts managed by Mr. Gannon as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 253	$ 7	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Gannon ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Gannon was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 70.

Sammy Simnegar is co-manager of Fidelity Total International Equity Fund and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Total International Equity Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Foreign Large Growth, Foreign Large Value, Foreign Large Blend, Foreign Small/Mid-Cap Growth, Foreign Small/Mid-Cap Value, and Foreign Small/Mid-Cap Blend Categories. An additional portion of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Markets Investible Market Index, and the pre-tax investment performance of the portion of the fund's assets he manages (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Simnegar as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,241	none	$ 12
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,580	none	none

* Includes assets of Fidelity Total International Equity Fund managed by Mr. Simnegar ($373 (in millions) assets managed with performance-based advisory fees).

As of June 30, 2014, the dollar range of shares of Fidelity Total International Equity Fund beneficially owned by Mr. Simnegar was none.

The following information replaces similar information found in the "Management Contracts" section beginning on page 75.

Sam Chamovitz is the portfolio manager of Fidelity International Small Cap Fund and receives compensation for his services. Kirk Neureiter is the portfolio manager of Fidelity Japan Fund and receives compensation for his services. As of March 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Chamovitz's bonus that is linked to the investment performance of Fidelity International Small Cap Fund is based on the pre-tax investment performance of the fund measured against the MSCI ACWI (All Country World Index) ex USA Small Cap (net MA tax) (effective April 1, 2014), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Lipper International Small Cap Funds. The portion of Mr. Neureiter's bonus that is linked to the investment performance of Fidelity Japan Fund is based on the pre-tax investment performance of the fund measured against the Tokyo Stock Price Index (TOPIX), and the pre-tax investment performance of the fund (based on the performance of the fund's retail class) within the Morningstar Japan Stock Category. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Chamovitz as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	3
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,216	none	$ 391
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,216	none	none

* Includes Fidelity International Small Cap Fund ($1,216 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity International Small Cap Fund beneficially owned by Mr. Chamovitz was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Neureiter as of March 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 481	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 481	none	none

* Includes Fidelity Japan Fund ($481 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2014, the dollar range of shares of Fidelity Japan Fund beneficially owned by Mr. Neureiter was none.

Supplement to the

Fidelity® Emerging Asia Fund (FSEAX), Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (FEMEX), Fidelity Emerging Markets Discovery Fund (FEDDX), Fidelity Emerging Markets Fund (FEMKX), Fidelity Latin America Fund (FLATX), and Fidelity Total Emerging Markets Fund (FTEMX)

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund is a Class of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Emerging Markets Discovery Fund is a class of shares of Fidelity Emerging Markets Discovery Fund; Fidelity Emerging Markets Fund is a Class of shares of Fidelity Emerging Markets Fund; Fidelity Latin America Fund is a Class of shares of Fidelity Latin America Fund; and Fidelity Total Emerging Markets Fund is a Class of shares of Fidelity Total Emerging Markets Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Ashish Swarup no longer serves as portfolio manager of Fidelity Emerging Markets Discovery Fund. Doug Chow, Tim Gannon, Jim Hayes, Per Johansson, Greg Lee, and Sam Polyak serve as co-managers of Fidelity Emerging Markets Discovery Fund.

The following information replaces similar information found in the "Management Contracts" section on page 58.

Sub-Adviser - FMRC. On behalf of Fidelity Emerging Markets Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund. On behalf of Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. On behalf of Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, and Fidelity Latin America Fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

The following information replaces similar information found in the "Management Contracts" section on page 59.

Currently, FMR U.K. has day-to-day responsibility for choosing investments for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity Latin America Fund and certain types of investments for Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Emerging Asia Fund and certain types of investments for Fidelity Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 59.

Jim Hayes is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Per Johansson is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Greg Lee is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. Sam Polyak is co-manager of Fidelity Emerging Markets Discovery Fund and receives compensation for his services. As of June 30, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Emerging Markets Discovery Fund is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets SMID Cap Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

EMEB-14-01  August 8, 2014
1.881199.108
Manager	Benchmark Index(es)
Jim Hayes	MSCI Emerging Market Small Mid Cap Financials Index; MSCI Emerging Market Small Mid Cap Telecom Services Index; and MSCI Emerging Market Small Mid Cap Utilities Index
Per Johansson	MSCI Emerging Market Small Mid Cap Energy Index
Greg Lee	MSCI Emerging Market Small Mid Cap Industrials Index
Sam Polyak	MSCI Emerging Market Small Mid Cap Consumer Discretionary Index; MSCI Emerging Market Small Mid Cap Consumer Staples Index; and MSCI Emerging Market Small Mid Cap Materials Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Hayes as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,520	$ 124	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Hayes ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Mr. Johansson as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,749	$ 38	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Johansson ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Johansson was none.

The following table provides information relating to other accounts managed by Mr. Lee as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 685	$ 24	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Lee ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Polyak as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,455	$ 95	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Polyak ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Polyak was $10,001 - $50,000.

Doug Chow and Tim Gannon are research analysts and co-managers of Fidelity Emerging Markets Discovery Fund and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of June 30, 2014, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, and within a defined peer group assigned to each fund or account, if applicable, (ii) the pre-tax investment performance of his recommendations measured against a benchmark index corresponding to his assignment universe and against a broadly diversified emerging markets index, and (iii) the investment performance of other FMR international funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of each portfolio manager's bonus that is linked to the investment performance of Emerging Markets Discovery is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets SMID Cap Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Diversified Emerging Markets Category. Another component of Mr. Chow's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Market Small Mid Cap Information Technology Index. Another component of Mr. Gannon's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Market Small Mid Cap Health Care Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. His base pay and bonus opportunity tend to increase with his level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Chow as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,723	$ 61	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Chow ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Chow was none.

The following table provides information relating to other accounts managed by Mr. Gannon as of June 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 253	$ 7	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Emerging Markets Discovery Fund managed by Mr. Gannon ($92 (in millions) assets managed).

As of June 30, 2014, the dollar range of shares of Fidelity Emerging Markets Discovery Fund beneficially owned by Mr. Gannon was none.